Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Burford Capital Ltd
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	219,049,877
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001714174
Amendment Flag	true
Amendment Description	In this Amendment No. 1 to the Annual Report on Form 20-F/A (this "Amendment"), we are restating the consolidated financial statements as of December 31, 2020 and 2019 and for the fiscal years ended December 31, 2020, 2019, and 2018 that were previously reported in our Annual Reports on Form 20-F for fiscal year 2020, as filed with the Securities and Exchange Commission (SEC). Refer to Note 2, Restatement to the consolidated financial statements included in this report for additional information.Restatement BackgroundAs previously announced on Current Reports on Form 6-K filed with, or furnished to, the SEC on December 22, 2021 and February 14, 2022, Burford Capital Limited (the "Company") has identified two matters that were accounted for improperly. Accordingly, restatements are being made to properly record the impact of the errors in prior periods. These errors were identified in part through the Company's work in comprehensively reviewing its accounting treatment of these matters as part of the transition the Company has made to Generally Accepted Accounting Principles in the United States (US GAAP).The first item is a charge to earnings recorded in the first half of 2021 to reflect the potential future expense associated with "carry" payments that may be payable to certain employees in connection with future realized investment performance. Under IAS 19 Employeee Benefits ("IAS 19"), an estimate of the potential liability associated with this long-term compensation plan was required starting in 2019 when the related contracts were signed. Therefore, a portion of these charges should have been applied to 2019 and 2020 and not just 2021. This item had no impact on cash or cash flows provided by continuing operating activities as the related accruals will not be paid out until the underlying investments have concluded and the proceeds realized in cash. The second item relates to Colorado Investments Limited ("Colorado"), an entity that was created for the secondary sale of some of our entitlement in the Petersen matter that has historically not been consolidated. Under IFRS 10 Consolidated Financial Statements ("IFRS 10"), we assessed that our shareholding in Colorado coupled with our power over the relevant activities of Colorado provided through contractual agreements requires the consolidation of that entity in the consolidated financial statements. The restatement for Colorado will result in 100% of the value of the Petersen capital provision asset being reported as an asset on our consolidated statement of financial position, and the 38.75% sold to third parties being reported as an offsetting liability. This change in presentation will have no effect on our net assets. Similarly, to the extent income from the Petersen investment flows through our consolidated statement of comprehensive income, we will record 100% of the income on a consolidated basis and then record a 38.75% reduction to income as a third-party interest. Again, there is no effect on net income from these changes. The consolidation of Colorado is reflected in all periods presented.
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Voluntary Filers	No